13. Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes Details 6Abstract
Income before IRPJ and CSLL	R$ 1,955,997	R$ 1,392,941	R$ 1,394,162
IRPJ and CSLL (34%)	(665,039)	(473,600)	(474,015)
Tax effects on:
Equity in income	46,203	36,555	66,899
Interest on own capital	98,917	90,440	96,202
Dividends	280	497	838
Non deductible expenses	(9,322)	(26,292)	(11,624)
Tax incentives	16,465	14,973	16,567
Unrecognized income and social contribution tax loss carry-forwards	(15,383)	(5,645)	0
Setting up and/or offset of income tax and social contribution losses of prior years	5,037	90,804	0
Difference between the calculation bases of deemed profit and taxable profit	11,076	(19,680)	(114,149)
Others	(227)	17,262	(100,408)
Current IRPJ and CSLL	(580,065)	(379,943)	(589,322)
Deferred IRPJ and CSLL	R$ 68,072	R$ 105,257	R$ 69,632
Effective rate - %	26.20%	19.70%	37.30%